Statements of Cash Flows (Unaudited) (Parenthetical) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statements of Cash Flows (Unaudited) [Abstract]
Interest paid	$ 715,900	$ 1,136,000
Income taxes paid	$ 0	$ 0